Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Summary of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	712,373	744,978
Allowance for doubtful accounts	(19,263)	(28,772)
Accounts receivable, net	693,110	716,206

Summary of movements in allowance for doubtful accounts

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	(10,261)	(19,263)
Impact of adoption of ASC 326	(475)	—
Additions	(18,468)	(22,373)
Reversals	9,908	10,328
Write-offs	33	2,536
Balance at end of the year	(19,263)	(28,772)